Earnings Per Share - Summary of Reconciliation of Earnings Used To Calculate Earnings Per Share (Details) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Earnings Per Share [Abstract]
Earnings attributable to owners of the parent	£ 1,859.0	£ 3,250.0	£ 6,801.0
Coupon on perpetual hybrid bonds	(29.0)		(15.0)
Tax on coupon on perpetual hybrid bonds	6.0		3.0
Earnings	£ 1,836.0	£ 3,250.0	£ 6,789.0